Document And Entity Information	3 Months Ended
Sep. 30, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Trading Symbol	RSSS
Entity Registrant Name	Research Solutions, Inc.
Entity Central Index Key	0001386301
Entity Filer Category	Smaller Reporting Company